RELATED-PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED-PARTY TRANSACTIONS
Schedule of intercompany loans

Liabilities
Joint ventures	Maturity	2023	2022
Bradley Steel Processors Inc.	August 1, 2024	(24,992)	(24,890)
		(24,992)	(24,890)

	2023	2022	2021
Net financial (expense) income	—	(199)	6,089

Summary of guarantees granted

			Original
Related Party	Relationship	Object	Amount	Maturity	2023	2022	2021
Gerdau Aços Longos S.A	Subsidiary	Financing Agreements	437	Jan-24	437	—	—
Gerdau Aços Longos S.A and Gerdau Açominas S.A	Subsidiary	Commercial Contract	59,644	Mar-24	63,024	50,644	—
Gerdau Aços Longos S.A and Gerdau Açominas S.A	Subsidiary	Commercial Contract	35,451	Mar-24	35,451	33,550	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	150,000	apr/24	150,000	—	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	400,000	Nov-24	400,000	400,000	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	Nov-24	400,000	400,000	—
Gerdau Açominas S.A.	Subsidiary	Financing Agreements	375,000	may/25	375,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	375,000	may/25	375,000	—	—
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	400,000	Nov-25	400,000	400,000	400,000
Gerdau Corsa S.A.P.I. de C.V.	Joint Venture	Financing Agreements	591,588	sep/26	648,322	629,255	2,157,290
Gerdau Trade Inc.	Subsidiary	Financing Agreements	4,730,775	sep27	—	—	—
Gerdau Trade Inc.	Subsidiary	Financing Agreements	2,056,535	oct/27	2,064,877	2,225,417	2,771,455
GUSAP III LP.	Subsidiary	Financing Agreements	2,100,600	Jan-30	2,410,967	2,598,415	2,790,250
Gerdau Ameristeel US Inc.	Subsidiary	Financing Agreements	103,505	oct/37	246,906	266,103	284,606
Gerdau Aços Longos S.A.	Subsidiary	Financing Agreements	12,834	Jun-38	12,216	12,216	12,516
GUSAP III LP.	Subsidiary	Financing Agreements	1,117,100	apr/44	2,328,873	2,509,938	2,790,250

Schedule of changes in Restricted and Performance Shares with key management

	2023	2022	2021
Available at beginning of the year	3,415,166	3,712,436	6,456,248
Granted	2,705,702	840,496	709,990
Exercised	(938,953)	(1,135,503)	(3,453,802)
Cancelled	(404,922)	(2,262)	—
Share Bonus	168,859	—	—
Available at the end of the year	4,945,852	3,415,166	3,712,436